Taxation - Schedule of Income Tax Benefit (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Income Tax Benefit [Abstract]
Current income tax (benefit)/expense	¥ 367		¥ (171)
Total income tax (benefit)/expense	¥ 367	$ 54	¥ (171)